RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

Note 10 - RELATED PARTY TRANSACTIONS AND BALANCES

As of June 30, 2025, related parties of the Company consisted of the following:

Name of Related Party	Nature of Relationship
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Due to related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of June 30, 2025 and December 31, 2024, due to related parties consisted of the following:

					Exchange
	December 31,			Interest	Rate	June 30,
	2024	Received	Repayment	Expenses	Translation	2025
HongKong Kisen (1)	2,195,948	451,300	(475,000)	32	1,085	2,173,365
Yufeng Mi	4,503		(4,503)			-
Total due to related parties	2,200,451	451,300	(479,503)	32	1,085	2,173,365

(1)	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.

On January 1, 2023, both parties agreed to terminate the loan agreement mentioned above and obtain borrowings up to $20,000,000 at the interest rate of 0.1% for one year as working capital support. On January 1, 2024, both parties agreed to extend the loan to December 31, 2024. On January 1, 2025, both parties agreed to extend the loan to December 31, 2025.

In 2023, the Company borrowed $4,384,975 from HongKong Kisen and repaid $3,160,000, generating interest expense of $9,316.

In 2024, the Company borrowed $962,000 from HongKong Kisen and repaid $8,021,693, generating interest expense of $9,565.

In 2025, the Company borrowed $451,300 from HongKong Kisen and repaid $475,000,generating interest expense of $1,117. As of June 30,2025, total interest payable is $4,217.

The loan mentioned above can be extended on both parties’ consensus.

Apart from loan from HongKong Kisen, the balance of due to related parties represents expenses incurred by related parties in the ordinary course of business. These amounts are interest free, unsecured and could be settled on demand.

Note 10 - RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2024, related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Due to related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2024 and 2023, due to related parties consisted the following:

	December 31,			Interest	Exchange Rate	December 31,
	2023	Received	Repayment	Expenses	Translation	2024
Yufeng Mi	4,571			-	(68)	4,503
HongKong Kisen (1)	9,240,203	962,000	(8,021,693)	9,565	5,873	2,195,948
Total due to related parties	9,244,774	962,000	(8,021,693)	9,565	5,805	2,200,451

(1)

On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.

On January 1, 2023, both parties agreed to terminate the loan agreement mentioned above and obtain borrowings up to $20,000,000 at the interest rate of 0.1% for one year as working capital support. On January 1, 2024, both parties agreed to extend the loan to December 31, 2024.

In 2023, the Company borrowed $4,384,975 from HongKong Kisen and repaid $3,160,000, generating interest expense of $9,316.

In 2024, the Company borrowed $962,000 from HongKong Kisen and repaid $8,021,693, generating interest expense of $9,565, as of December 31,2024.

The loan mentioned above can be extended on both parties’ consents.

Apart from loan from HongKong Kisen, the balance of due to related parties represents expenses incurred by related parties in the ordinary course of business. These amounts are interest free, unsecured and could be settled on demand.